Note 14 - Fair Value Measurements - Assets Measured on a Nonrecurring Basis 1 (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	Dec. 31, 2023 USD ($)
OREO	$ 56
Fair Value, Inputs, Level 1 [Member]
OREO	0
Fair Value, Inputs, Level 2 [Member]
OREO	0
Fair Value, Inputs, Level 3 [Member]
OREO	56
Collateral Pledged [Member]
Loans, net	208
Collateral Pledged [Member] | Fair Value, Inputs, Level 1 [Member]
Loans, net	0
Collateral Pledged [Member] | Fair Value, Inputs, Level 2 [Member]
Loans, net	208
Collateral Pledged [Member] | Fair Value, Inputs, Level 3 [Member]
Loans, net	$ 0